Summary of Significant Accounting Policies - Fan Club (Details) - USD ($) $ in Thousands	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Estimated cost of providing benefits under our Fan Club	$ 3,691	$ 3,958	$ 4,349
Progressive jackpots and slot club awards
Estimated cost of providing benefits under our Fan Club	$ 3,691	$ 3,958